REVENUE RECOGNITION - Movement in Contract Liabilities (Q2) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
The movement in the contract liabilities during each period comprised the following:
Contract liabilities at start of the period	$ 450 [1]	$ 560
Amounts invoiced during the period	8,988	13,512
Less revenue recognized during the period	(9,011)	(13,622)
Contract liabilities at end of the period	$ 427	$ 450 [1]

[1]	Derived from audited consolidated financial statements